Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Grant revenue	$ 7,144,872	$ 0
Operating expenses:
Research and development	8,438,499	1,336,469
General and administrative	6,519,268	2,139,065
Total operating expenses	14,957,767	3,475,534
Loss from operations	(7,812,895)	(3,475,534)
Other income (expense):
Other income (expense)	5,421,592	(2,389,152)
Interest income	219,430	62,226
Interest expense	0	(587)
Total other income (expense)	5,641,022	(2,327,513)
Net income (loss)	$ (2,171,873)	$ (5,803,047)
Earnings Per Share [Abstract]
Net income (loss) per share of common stock - basic (in dollars per share)	$ (0.82)	$ (11.2)
Weighted average shares outstanding - basic (in shares)	2,661,416	518,140